Segment Data - Schedule of revenue by geographical areas (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 2,401.9	$ 2,076.0	$ 1,974.3	$ 1,767.7	$ 2,052.7	$ 1,709.3	$ 1,700.6	$ 1,461.3	$ 8,219.9	$ 6,923.9	$ 6,215.7
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									5,403.6	4,298.7	3,854.4
Australia
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									589.5	711.3	630.0
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									425.9	364.6	359.4
All other countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									$ 1,800.9	$ 1,549.3	$ 1,371.9